Share Capital, Warrants and Options (Details Narrative) $ in Thousands					3 Months Ended		9 Months Ended				12 Months Ended
	May 28, 2018 $ / shares shares	Apr. 19, 2018 CAD ($) EquityInstruments shares	Aug. 15, 2017 CAD ($) shares	Jun. 08, 2017 CAD ($) EquityInstruments Vote shares	Sep. 30, 2018 CAD ($)	Sep. 30, 2017 CAD ($) shares	Sep. 30, 2018 CAD ($) EquityInstruments Option Vote shares	Sep. 30, 2018 $ / shares shares	Sep. 30, 2017 CAD ($) Option shares	Sep. 30, 2017 $ / shares shares	Dec. 31, 2017 CAD ($) EquityInstruments Option	Apr. 19, 2018 $ / shares	Aug. 15, 2017 $ / shares	Jun. 08, 2017 $ / shares
Issue of Equity [Line items]
Net proceeds from issuance							$ 17,500		$ 13,951
Expected dividend yield							0.00%		0.00%
Risk-free interest rate									1.17%
Expected volatility									100.60%
Number of warrants issued | EquityInstruments							116,666,664				94,971,721
Volume-weighted average trading price of common shares on TSX-V triggering acceleration clause | $ / shares								$ 0.18
Period of consecutive trading days for which volume-weighted average trading price of common shares on TSX-V needs to exceed triggering level							10 days
Period of acceleration of warrant expiry date when triggering condition is met							30 days
Number of common shares to purchase warrants | shares	46,334,451
Warrants exercisable for common shares, price per share | $ / shares	$ 0.12
Expense from share-based payment transactions on grant of options							$ 317		$ 451
Reserve [Member]
Issue of Equity [Line items]
Expense from share-based payment transactions on grant of options							317		451		$ 504
Transfer to deficit for expired options and warrants							$ 229		$ 255		$ 301
Stock Option Plan [Member]
Issue of Equity [Line items]
Number of stock option granted | Option							6,425,000		8,137,500		9,137,500
Stock options exercised | $ / shares								$ 0.12		$ 0.12
Expense from share-based payment transactions on grant of options									$ 451
Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate							2.17%
Expected volatility							101.00%
Term of options granted							10 years
Maximum [Member] | Stock Option Plan [Member]
Issue of Equity [Line items]
Term of options granted							5 years		5 years
Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Number of units subscribed | shares							200,000,000
Total purchase price							$ 15,000
Percentage of beneficially owns, issued and outstanding							25.38%
Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Number of units subscribed | shares							13,333,333
Total purchase price							$ 1,000
Beneficially owned of common shares | shares							369,809,820
Percentage of beneficially owns, issued and outstanding							46.93%
Preferred Stock [Member]
Issue of Equity [Line items]
Authorized capital | shares								100,000,000
Par value per share | $ / shares
Number of shares outstanding | shares						590,931		590,931	590,931	590,931
Number of votes per share at meeting of holders of preference shares | Vote							1
Period from date of issuance when shares become convertible							6 months
Period of notice to convert shares							10 days
Conversion value of share | $ / shares								$ 1
Factor by which number of shares on conversion is calculated | $ / shares								$ 0.90
Common Stock [Member]
Issue of Equity [Line items]
Number of shares issued | shares						554,595,167		787,928,500	554,595,167	554,595,167
Number of shares outstanding | shares						554,595,167		787,928,500	554,595,167	554,595,167
Common Stock [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares		233,333,333	40,982,448
Price of unit issued | $ / shares												$ 0.075	$ 0.075
Total gross proceeds		$ 17,500	$ 3,074
Number of common shares in unit | shares		1	1
Number of common share purchase warrants in unit | EquityInstruments		0.5
Exercise price of warrant | $ / shares												$ 0.12	$ 0.12
Payments for share issuance costs		$ 574
Net proceeds from issuance		16,926	$ 3,058
Fair value of warrants issued		$ 2,572	$ 519
Number of common shares to be acquired through exercise of warrant | shares			1
Direct financing costs			$ 16
Common Stock [Member] | Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life		2 years	2 years
Expected dividend yield		0.00%	0.00%
Risk-free interest rate		1.91%	1.23%
Expected volatility		94.26%	98.64%
Common Stock [Member] | Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares				145,030,833
Price of unit issued | $ / shares														$ 0.075
Total gross proceeds				$ 10,877
Number of common shares in unit | shares				1
Number of common share purchase warrants in unit | EquityInstruments				0.5
Exercise price of warrant | $ / shares														0.12
Payments for share issuance costs				$ 533
Fair value of warrants issued				$ 1,500
Number of common shares to be acquired through exercise of warrant | shares				1
Common Stock [Member] | Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life				2 years
Expected dividend yield				0.00%
Risk-free interest rate				0.71%
Expected volatility				98.60%
Common Stock [Member] | Agent S Warrants [Member]
Issue of Equity [Line items]
Exercise price of warrant | $ / shares														$ 0.075
Fair value of warrants issued				$ 61
Number of warrants issued | Vote				1,965,093
Common Stock [Member] | Overallotment Options [Member]
Issue of Equity [Line items]
Expected dividend yield				0.00%
Risk-free interest rate				0.71%
Expected volatility				66.60%
Fair value of options granted				$ 39
Period of options granted				30 days